Discontinued Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)
Discontinued Operations and Disposal Groups [Abstract]
Loss for the deconsolidation	¥ 261,267
Impairment loss on goodwill	84,730	$ 13,115	¥ 68,723
Cash invested into continuing operations			271,577	73,168
Cash redeemed from continuing operations			192,373
Cash received from continuing operations			¥ 1,641,732	¥ 284,530
Cash repaid to continuing operations	¥ 111,668